REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 88,676
Contract assets and contract liabilities
Contract assets, current	194,511	$ 214,289
Contract assets, non-current	7,026	6,390
Contract liabilities	$ 139,242	$ 141,385